Summary of Accounting Principles (Details) € in Millions, $ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)
Accounting Policies [Abstract]
Restricted Cash And Cash Equivalents	$ 45		$ 255
Unbilled Contracts Receivable	2,318		1,863
Contract Receivable Retainage	141		147
Excess Of Replacement Or Current Costs Over Stated LIFO Value	127		130
Debt Instrument, Face Amount | €		€ 750
Commercial Aerospace [Member]
Accounting Policies [Abstract]
Unbilled Contracts Receivable	$ 1,091		$ 819